STOCK COMPENSATION	12 Months Ended
Dec. 31, 2014
STOCK COMPENSATION [Abstract]
STOCK COMPENSATION
14.	STOCK COMPENSATION

We have adopted the 2006 Stock Incentive Plan, or the 2006 Plan, dated July 20, 2006 which entitles certain of our officers, key employees and directors to receive restricted stock, stock appreciation rights, stock options, dividend equivalent rights, unrestricted stock, restricted stock units or performance shares.

Under the 2006 Plan, a total of 5,000,000 shares of common stock have been reserved for issuance. The 2006 Plan is administered by our Board of Directors. Under the terms of the 2006 Plan, our Board of Directors is able to grant new options exercisable at a price per share to be determined by our Board of Directors. Under the terms of the 2006 Plan, no options would be able to be exercised until at least one year after the closing of our IPO (October 18, 2006).   Any shares received on exercise of the options would not be able to be sold until one year after the date of the stock option grant.  All options will expire ten years from the date of grant. The 2006 Plan expires ten years from the closing of our IPO.

Chief executive officer

On November 10, 2014 we entered into a consulting agreement with a company controlled by our chief executive officer. Under this  consulting agreement the Company granted on November 10, 2014 to this company, stock options to purchase a total of 1,600,000 shares of common stock at an exercise price of $2.73 per share. These stock options will be vested on a ratable basis over a period of three years on each anniversary following the grant date. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant.

Chief financial officer

On April 29, 2013 we entered into a consulting agreement with a company controlled by our chief financial officer. Under this  consulting agreement the Company granted on April 29, 2013 to this company, stock options to purchase a total of 814,433 shares of common stock at an exercise price of $2.40 per share. These stock options will be vested on a ratable basis over a period of three years on each anniversary following the grant date. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant.

Vice president international finance

On July 20, 2006 we entered into a separate consulting agreement that became effective upon completion of our IPO (October 18, 2006) with a company controlled by our former chief financial officer (currently our vice president international finance) for work he performs for us in various different jurisdictions. On October 29, 2009 the consulting agreement was renewed for a three-year period and on October 29, 2012 it was further renewed for another three-year period.

-	Restricted common stock awards

In connection with the 2012 consulting agreement the Company awarded a total of 19,375 shares of restricted stock at no cost to the company mentioned above.  These shares are non-transferable until they vest, which occurs on the third anniversary date of the grant date (October 29, 2015), subject to earlier forfeiture upon termination of the consultant's appointment with the Company. During the vesting period, the shares have voting rights and cash dividends will be paid if declared. The fair market value of the Company's share on the grant date was $1.43.

-	Stock options awards

Additionally and in connection with the 2012 consulting agreement, on October 29, 2012 the Company awarded to the company mentioned in the paragraph above options to purchase a total of 19,375 shares of common stock of the Company, which will be granted over three years in equal annual installments and cliff vest in one year.  The options shall be granted with an exercise price equal to the fair market value of a share of common stock of the Company on the applicable date on which the option is granted. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant.

In relation with the 2006 consulting agreements, on October 18, 2006, the Company awarded to the company controlled by our former chief financial officer (actually our vice president, international finance), stock options to purchase a total of 38,750 shares of common stock at an exercise price of $11.00 per share. These stock options are fully vested. The options shall be non-transferable.  The term of the options shall be for a period of ten years following the date of grant.

Former chief executive officer and former executive vice president

On July 20, 2006 we entered into separate consulting agreements that became effective upon completion of our IPO (October 18, 2006) with companies controlled by our former chief executive officer, and our former executive vice president, for work they perform for us in various different jurisdictions. On October 29, 2009 the consulting agreements were renewed for a three-year period. On October 29, 2012 the consulting agreements were further renewed for another three-year period.

On September 3, 2014 in relation with the share purchase agreement mentioned in Note 1, the Company terminated without cause the consulting agreements mentioned above and the employment agreements entered into with our former chief executive officer and our former executive vice president.

Severance and termination cash payments for the termination of the employment and consulting agreements for our former chief executive officer and our former executive vice president was $5,659 which were included in Administrative and commercial expenses in the accompanying consolidated statement of operations for the year ended December 31, 2014.

-	Restricted common stock awards

In connection with the 2012 consulting agreements the Company granted an award of 155,000 restricted common stocks at no cost of each of these companies with an aggregate value of $222 on the date of grant for each company. These shares are non-transferable until they vest, which occurs on the third anniversary date of the grant date (October 29, 2015).

On September 3, 2014, the vesting of unvested restricted stock awards were accelerated upon the termination without cause of the consulting agreements.

-	Stock options awards

In connection with the 2012 consulting agreement, on October 29, 2012 the Company awarded to the two companies mentioned above options to purchase a total of 155,000 shares of common stock of the Company to each of these companies which would be granted over three years in equal annual installments.  The options shall be granted with an exercise price equal to the fair market value of a share of common stock of the Company on the applicable date on which the option is granted.

The exercise price of the Company stock of the first, second and third installment of the stock option award was $1.52, $3.66 and $3.31, respectively.

On September 3, 2014, the vesting of unvested stock options awards were accelerated upon the termination without cause of the consulting agreements.

During the year ended December 31, 2014, the aggregate intrinsic value of exercised stock options was $877.

In relation with the 2006 consulting agreements, on October 18, 2006, the Company awarded to the two companies mentioned above stock options to purchase a total of 310,000 shares of common stock of the Company at an exercise price of $11.00 per share.  These stock options were fully vested and forfeited during the year ended December 31, 2014.

Non-employee director

On November 29, 2010, 12,689 shares were granted to a non-employee director. These shares were vested 6,852 in 2011 and 5,837 in 2012.  The fair market value of each share on the grant date was $6.83.

On December 5, 2009 the Company granted a total of 97,164 shares of restricted common stock at no cost to its non-employee directors. These shares were vested 25,640 in 2010, 23,046 in 2011 and 16,194 in 2012 and 39,136 were fully forfeited in 2010 since the resignation of two non-employee directors. The fair market value of each share on the grant date was $4.92.

Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2014	2013	2012

Nonvested shares outstanding at January 1	329,375	329,375	680,781
Granted	-	-	329,375
Vested	(310,000)	-	(524,312)
Forfeited	-	-	(156,469)
Nonvested shares outstanding at December 31	19,375	329,375	329,375

The fair value of stock options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model.  Expected volatility is based on historical volatility of the Company's stock. The expected term represents the period of time the stock options are expected to be outstanding and is based on the "simplified method".  The Company used the "simplified method" due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options.  The risk-free interest rate is based on yields on U.S. Treasury STRIPS with a maturity similar to the estimated expected term of the stock options.

The weighted average assumptions for stock options granted during the years ended December 31, were as follows:

	For the years ended December 31,
	2014	2013	2012
Dividend yield	—%	—%	—%
Risk-free interest rate	1.65%	0.75%	0.76%
Expected term (in years)	6.00	5.90	5.50
Expected volatility	69%	80%	82%

Based on the above assumptions, the weighted-average grant date fair value of stock options granted during the years ended December 31, 2014, 2013 and 2012 was $1.83, $1.68 and $0.96, respectively.

Activity and related information with respect to the Company's stock options is summarized as follows:

	For the years ended December 31,
	2014		2013		2012
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	1.382,767	$4.58	458,542	$8.71	348,750	$11.00
Options granted	1.709,791	2.77	924,225	2.54	109,792	1.43
Options exercised	(310,000)	2.83	-	-	-	-
Options forfeited or expired	(310,000)	11.00	-	-	-	-
Under option at December 31	2.472,558	$2.75	1,382,767	$4.58	458,542	$8.71
Options exercisable at December 31	323,144	$3.44	458,542	$8.71	348,750	11.00

The aggregate intrinsic value of all options outstanding represents the total intrinsic value (the difference between the fair value of the Company's stock on the last day of each year and the exercise price, multiplied by the number of options where the exercise price exceeds the fair value) that would have been received by the option holders had all option holders exercised their options as of year-end.

At December 31, 2014 the aggregate intrinsic value of all outstanding options and all vested exercisable options outstanding was $9.

Total stock based compensation expenses was $1,073, $575 and $530, respectively for the years ended December 31, 2014, 2013 and 2012 and is recorded in the same line items used for cash compensation. The unrecognized compensation cost at December 31, 2014 was $3,354 which is expected to be recognized $1,402 in 2015, $1,114 in 2016 and $838 in 2017.